CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (52,613)	$ (24,703)
Adjustments to reconcile net loss to net cash flows from operating activities:
Loss on disposal of property and equipment	21	27
Amortization and depreciation	2,899	3,654
Amortization of debt issuance costs	1,663	679
Bad debt reserve	(2,467)	2,567
Loss on change in fair value of warrants	510
Excess fair value over the consideration received for SAFE	800
Equity-based compensation	184	364
Phantom unit expense	4,570	2,266
Gain on forgiveness of debt		(10,900)
Deferred income taxes	40	(727)
Change in operating assets and liabilities:
Accounts receivable	(2,471)	(6,374)
Contract assets	(5,159)	(3,207)
Prepaid expenses	225	(1,323)
Other current assets	(204)	(226)
Operating right-of-use assets	522	412
Other noncurrent assets	46	17
Accounts payable	21,476	659
Accrued expenses	14,510	(1,886)
Contract liabilities	87	(934)
Operating lease liabilities	(1,011)	(666)
Other liabilities	100	101
Net Cash used in Operating Activities	(16,272)	(40,200)
Cash flows from investing activities:
Property and equipment purchases	(685)	(491)
Intangible asset purchases		(50)
Net Cash used in Investing Activities	(685)	(541)
Cash flows from financing activities:
Net (payments) borrowings on line of credit	11,510	(4,331)
Proceeds from long-term debt		22,254
Repayments of long-term debt	(3,000)
Financing costs paid	(2,000)	(800)
Warrants exercised		30,496
Proceeds from SAFE	8,000
Payments of deferred offering costs	(1,288)
Net Cash provided by Financing Activities	13,222	47,619
Net change in cash	(3,735)	6,878
Cash at the beginning of the period	10,617	6,021
Cash at the end of the period	6,882	12,899
Supplemental disclosure of cash flow information:
Cash paid for interest	5,940	3,908
Deferred offering costs recognized in accounts payable	$ 1,837